Company (Details Narrative) - Merger Agreement [Member] - L F Capital [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Aug. 31, 2020 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, consideration transferred | $	$ 344,000
Business acquisition, shares issued | shares	32,557,303
Shares issued, price per share | $ / shares	$ 10.56